Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Index 500 Portfolio
September 30, 2021
VIPIDX-NPRT3-1121
1.808790.117
Common Stocks - 98.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	2,291,938	61,905,245
Lumen Technologies, Inc. (a)	318,923	3,951,456
Verizon Communications, Inc.	1,328,962	71,777,238
		137,633,939
Entertainment - 1.9%
Activision Blizzard, Inc.	249,595	19,316,157
Electronic Arts, Inc.	91,347	12,994,111
Live Nation Entertainment, Inc. (b)	42,293	3,854,161
Netflix, Inc. (b)	142,069	86,710,393
Take-Two Interactive Software, Inc. (b)	37,401	5,762,372
The Walt Disney Co. (b)	583,282	98,673,816
		227,311,010
Interactive Media & Services - 6.7%
Alphabet, Inc.:
Class A (b)	96,644	258,379,667
Class C (b)	90,440	241,050,636
Facebook, Inc. Class A (b)	765,183	259,695,458
Match Group, Inc. (b)	88,854	13,949,189
Twitter, Inc. (b)	256,140	15,468,295
		788,543,245
Media - 1.2%
Charter Communications, Inc. Class A (b)	40,713	29,621,150
Comcast Corp. Class A	1,470,234	82,230,188
Discovery Communications, Inc.:
Class A (b)	54,203	1,375,672
Class C (non-vtg.) (b)	97,569	2,368,000
DISH Network Corp. Class A (b)	79,852	3,470,368
Fox Corp.:
Class A	104,161	4,177,898
Class B	47,211	1,752,472
Interpublic Group of Companies, Inc.	126,426	4,636,041
News Corp.:
Class A	125,720	2,958,192
Class B	39,137	909,153
Omnicom Group, Inc.	68,822	4,986,842
ViacomCBS, Inc. Class B	194,379	7,679,914
		146,165,890
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (b)	188,261	24,052,225
TOTAL COMMUNICATION SERVICES		1,323,706,309
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
Aptiv PLC (b)	86,823	12,934,022
BorgWarner, Inc.	77,084	3,330,800
		16,264,822
Automobiles - 2.1%
Ford Motor Co. (b)	1,259,332	17,832,141
General Motors Co. (b)	465,997	24,562,702
Tesla, Inc. (b)	260,462	201,983,072
		244,377,915
Distributors - 0.1%
Genuine Parts Co.	45,973	5,573,307
LKQ Corp. (b)	86,786	4,367,072
Pool Corp.	12,872	5,591,726
		15,532,105
Hotels, Restaurants & Leisure - 2.0%
Booking Holdings, Inc. (b)	13,180	31,287,607
Caesars Entertainment, Inc. (b)	68,513	7,692,640
Carnival Corp. (b)	256,132	6,405,861
Chipotle Mexican Grill, Inc. (b)	9,018	16,390,395
Darden Restaurants, Inc.	41,834	6,336,596
Domino's Pizza, Inc.	11,829	5,641,960
Expedia, Inc. (b)	46,641	7,644,460
Hilton Worldwide Holdings, Inc. (b)	89,441	11,816,051
Las Vegas Sands Corp. (b)	110,365	4,039,359
Marriott International, Inc. Class A (b)	87,811	13,003,931
McDonald's Corp.	239,717	57,798,166
MGM Resorts International	128,393	5,540,158
Norwegian Cruise Line Holdings Ltd. (a)(b)	118,891	3,175,579
Penn National Gaming, Inc. (b)	50,332	3,647,057
Royal Caribbean Cruises Ltd. (a)(b)	71,950	6,399,953
Starbucks Corp.	378,483	41,750,460
Wynn Resorts Ltd. (b)	33,825	2,866,669
Yum! Brands, Inc.	94,900	11,607,219
		243,044,121
Household Durables - 0.4%
D.R. Horton, Inc.	104,623	8,785,193
Garmin Ltd.	48,766	7,581,162
Leggett & Platt, Inc. (a)	42,819	1,920,004
Lennar Corp. Class A	88,173	8,260,047
Mohawk Industries, Inc. (b)	17,945	3,183,443
Newell Brands, Inc.	121,650	2,693,331
NVR, Inc. (b)	1,080	5,177,606
PulteGroup, Inc.	83,300	3,825,136
Whirlpool Corp. (a)	20,127	4,103,090
		45,529,012
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (b)	139,804	459,261,732
eBay, Inc.	208,664	14,537,621
Etsy, Inc. (b)	40,630	8,449,415
		482,248,768
Leisure Products - 0.0%
Hasbro, Inc.	41,540	3,706,199
Multiline Retail - 0.5%
Dollar General Corp.	75,827	16,085,940
Dollar Tree, Inc. (b)	74,434	7,124,822
Target Corp.	158,806	36,330,049
		59,540,811
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	20,982	4,382,930
AutoZone, Inc. (b)	6,916	11,743,299
Bath & Body Works, Inc.	84,932	5,353,264
Best Buy Co., Inc.	72,367	7,649,916
CarMax, Inc. (b)	52,303	6,692,692
Gap, Inc.	69,107	1,568,729
Lowe's Companies, Inc.	226,908	46,030,557
O'Reilly Automotive, Inc. (b)	22,134	13,525,202
Ross Stores, Inc.	114,610	12,475,299
The Home Depot, Inc.	341,299	112,034,810
TJX Companies, Inc.	387,290	25,553,394
Tractor Supply Co.	36,704	7,436,597
Ulta Beauty, Inc. (b)	17,571	6,341,725
		260,788,414
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	112,201	1,925,369
NIKE, Inc. Class B	410,250	59,580,608
PVH Corp. (b)	22,904	2,354,302
Ralph Lauren Corp.	15,605	1,732,779
Tapestry, Inc.	89,621	3,317,769
Under Armour, Inc.:
Class A (sub. vtg.) (b)	60,620	1,223,312
Class C (non-vtg.) (b)	66,797	1,170,283
VF Corp.	104,602	7,007,288
		78,311,710
TOTAL CONSUMER DISCRETIONARY		1,449,343,877
CONSUMER STAPLES - 5.7%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	58,703	3,933,688
Constellation Brands, Inc. Class A (sub. vtg.)	54,008	11,378,946
Molson Coors Beverage Co. Class B	60,535	2,807,613
Monster Beverage Corp. (b)	120,531	10,706,769
PepsiCo, Inc.	443,639	66,727,742
The Coca-Cola Co.	1,246,965	65,428,254
		160,983,012
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	141,902	63,763,664
Kroger Co.	218,270	8,824,656
Sysco Corp.	164,226	12,891,741
Walgreens Boots Alliance, Inc.	230,378	10,839,285
Walmart, Inc.	458,736	63,938,624
		160,257,970
Food Products - 0.9%
Archer Daniels Midland Co.	179,559	10,775,336
Campbell Soup Co. (a)	65,247	2,727,977
Conagra Brands, Inc.	154,248	5,224,380
General Mills, Inc.	194,589	11,640,314
Hormel Foods Corp. (a)	90,592	3,714,272
Kellogg Co.	82,046	5,244,380
Lamb Weston Holdings, Inc.	46,577	2,858,430
McCormick & Co., Inc. (non-vtg.)	80,026	6,484,507
Mondelez International, Inc.	448,668	26,103,504
The Hershey Co.	46,671	7,899,067
The J.M. Smucker Co.	34,770	4,173,443
The Kraft Heinz Co.	215,980	7,952,384
Tyson Foods, Inc. Class A	94,605	7,468,119
		102,266,113
Household Products - 1.3%
Church & Dwight Co., Inc.	78,819	6,508,085
Colgate-Palmolive Co.	270,753	20,463,512
Kimberly-Clark Corp.	108,094	14,315,969
Procter & Gamble Co.	779,184	108,929,923
The Clorox Co.	39,421	6,528,512
		156,746,001
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	74,436	22,325,589
Tobacco - 0.6%
Altria Group, Inc.	591,931	26,944,699
Philip Morris International, Inc.	500,271	47,420,688
		74,365,387
TOTAL CONSUMER STAPLES		676,944,072
ENERGY - 2.7%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	265,897	6,575,633
Halliburton Co.	285,943	6,182,088
Schlumberger Ltd.	448,828	13,303,262
		26,060,983
Oil, Gas & Consumable Fuels - 2.5%
APA Corp.	121,475	2,603,209
Cabot Oil & Gas Corp.	128,446	2,794,985
Chevron Corp.	620,754	62,975,493
ConocoPhillips Co.	429,808	29,128,088
Devon Energy Corp.	202,075	7,175,683
Diamondback Energy, Inc.	54,623	5,171,159
EOG Resources, Inc.	187,403	15,042,839
Exxon Mobil Corp.	1,358,912	79,931,204
Hess Corp.	88,454	6,909,142
Kinder Morgan, Inc.	625,913	10,471,524
Marathon Oil Corp.	253,302	3,462,638
Marathon Petroleum Corp.	204,909	12,665,425
Occidental Petroleum Corp.	284,718	8,421,958
ONEOK, Inc.	143,009	8,293,092
Phillips 66 Co.	140,572	9,844,257
Pioneer Natural Resources Co.	72,822	12,125,591
The Williams Companies, Inc.	389,939	10,115,018
Valero Energy Corp.	131,218	9,260,054
		296,391,359
TOTAL ENERGY		322,452,342
FINANCIALS - 11.3%
Banks - 4.3%
Bank of America Corp.	2,376,983	100,902,928
Citigroup, Inc.	650,585	45,658,055
Citizens Financial Group, Inc.	136,659	6,420,240
Comerica, Inc.	42,987	3,460,454
Fifth Third Bancorp	221,728	9,410,136
First Republic Bank	56,611	10,919,130
Huntington Bancshares, Inc.	474,202	7,331,163
JPMorgan Chase & Co.	959,172	157,006,865
KeyCorp	306,998	6,637,297
M&T Bank Corp.	41,275	6,164,009
Peoples United Financial, Inc.	137,434	2,400,972
PNC Financial Services Group, Inc. (a)	136,420	26,689,209
Regions Financial Corp.	306,411	6,529,618
SVB Financial Group (b)	18,830	12,180,750
Truist Financial Corp.	428,479	25,130,293
U.S. Bancorp	433,083	25,742,454
Wells Fargo & Co.	1,318,125	61,174,181
Zions Bancorp NA	52,022	3,219,642
		516,977,396
Capital Markets - 3.0%
Ameriprise Financial, Inc.	36,512	9,643,549
Bank of New York Mellon Corp.	254,909	13,214,483
BlackRock, Inc. Class A	45,923	38,513,783
Cboe Global Markets, Inc.	34,206	4,236,755
Charles Schwab Corp.	481,879	35,100,066
CME Group, Inc.	115,280	22,292,846
Franklin Resources, Inc.	90,397	2,686,599
Goldman Sachs Group, Inc.	108,205	40,904,736
Intercontinental Exchange, Inc.	180,769	20,755,897
Invesco Ltd.	109,596	2,642,360
MarketAxess Holdings, Inc.	12,207	5,135,363
Moody's Corp.	51,997	18,464,655
Morgan Stanley	468,532	45,592,849
MSCI, Inc.	26,463	16,098,501
NASDAQ, Inc.	37,568	7,251,375
Northern Trust Corp.	66,893	7,211,734
Raymond James Financial, Inc.	59,442	5,485,308
S&P Global, Inc.	77,358	32,868,641
State Street Corp.	117,362	9,942,909
T. Rowe Price Group, Inc.	72,845	14,328,612
		352,371,021
Consumer Finance - 0.7%
American Express Co.	206,555	34,604,159
Capital One Financial Corp.	143,197	23,193,618
Discover Financial Services	96,126	11,809,079
Synchrony Financial	182,873	8,938,832
		78,545,688
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (b)	595,013	162,402,848
Insurance - 1.9%
AFLAC, Inc.	198,084	10,326,119
Allstate Corp.	94,908	12,082,737
American International Group, Inc.	274,514	15,068,073
Aon PLC	72,462	20,707,466
Arthur J. Gallagher & Co.	66,362	9,864,711
Assurant, Inc.	18,874	2,977,374
Brown & Brown, Inc.	75,010	4,159,305
Chubb Ltd.	140,831	24,431,362
Cincinnati Financial Corp.	48,150	5,499,693
Everest Re Group Ltd.	12,798	3,209,482
Globe Life, Inc.	30,035	2,674,016
Hartford Financial Services Group, Inc.	111,438	7,828,520
Lincoln National Corp.	56,703	3,898,331
Loews Corp.	65,230	3,517,854
Marsh & McLennan Companies, Inc.	162,619	24,625,395
MetLife, Inc.	233,813	14,433,276
Principal Financial Group, Inc.	80,124	5,159,986
Progressive Corp.	187,830	16,977,954
Prudential Financial, Inc.	124,167	13,062,368
The Travelers Companies, Inc.	80,084	12,173,569
W.R. Berkley Corp.	45,036	3,295,734
Willis Towers Watson PLC	41,409	9,625,936
		225,599,261
TOTAL FINANCIALS		1,335,896,214
HEALTH CARE - 13.1%
Biotechnology - 1.9%
AbbVie, Inc.	567,247	61,188,934
Amgen, Inc.	182,276	38,760,991
Biogen, Inc. (b)	47,838	13,537,676
Gilead Sciences, Inc.	402,463	28,112,041
Incyte Corp. (b)	60,252	4,144,133
Moderna, Inc. (b)	112,723	43,382,574
Regeneron Pharmaceuticals, Inc. (b)	33,738	20,417,563
Vertex Pharmaceuticals, Inc. (b)	83,274	15,105,071
		224,648,983
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	569,062	67,223,294
Abiomed, Inc. (b)	14,557	4,738,595
Align Technology, Inc. (b)	23,587	15,695,497
Baxter International, Inc.	160,471	12,906,683
Becton, Dickinson & Co.	92,187	22,661,408
Boston Scientific Corp. (b)	457,056	19,831,660
Danaher Corp.	203,949	62,090,234
Dentsply Sirona, Inc.	70,164	4,073,020
DexCom, Inc. (b)	31,056	16,983,284
Edwards Lifesciences Corp. (b)	200,087	22,651,849
Hologic, Inc. (b)	81,368	6,005,772
IDEXX Laboratories, Inc. (b)	27,309	16,983,467
Intuitive Surgical, Inc. (b)	38,166	37,942,729
Medtronic PLC	431,389	54,074,611
ResMed, Inc.	46,711	12,310,684
STERIS PLC	32,023	6,541,658
Stryker Corp.	107,733	28,411,347
Teleflex, Inc.	15,019	5,655,404
The Cooper Companies, Inc.	15,806	6,532,778
West Pharmaceutical Services, Inc.	23,748	10,081,976
Zimmer Biomet Holdings, Inc.	67,003	9,806,559
		443,202,509
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	48,025	5,736,586
Anthem, Inc.	78,264	29,176,819
Cardinal Health, Inc.	93,061	4,602,797
Centene Corp. (b)	187,121	11,659,510
Cigna Corp.	109,174	21,852,268
CVS Health Corp.	423,578	35,944,829
DaVita HealthCare Partners, Inc. (b)	21,528	2,502,845
HCA Holdings, Inc.	79,128	19,205,948
Henry Schein, Inc. (b)	44,842	3,415,167
Humana, Inc.	41,251	16,052,827
Laboratory Corp. of America Holdings (b)	31,040	8,735,898
McKesson Corp.	49,651	9,899,416
Quest Diagnostics, Inc.	39,219	5,698,913
UnitedHealth Group, Inc.	302,670	118,265,276
Universal Health Services, Inc. Class B	24,357	3,370,278
		296,119,377
Health Care Technology - 0.1%
Cerner Corp.	94,878	6,690,797
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	97,406	15,344,367
Bio-Rad Laboratories, Inc. Class A (b)	6,899	5,146,309
Bio-Techne Corp.	12,480	6,047,434
Charles River Laboratories International, Inc. (b)	16,177	6,675,763
Illumina, Inc. (b)	47,090	19,100,175
IQVIA Holdings, Inc. (b)	61,508	14,733,626
Mettler-Toledo International, Inc. (b)	7,421	10,221,389
PerkinElmer, Inc.	35,970	6,233,241
Thermo Fisher Scientific, Inc.	126,285	72,150,409
Waters Corp. (b)	19,696	7,037,381
		162,690,094
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	713,284	42,205,014
Catalent, Inc. (b)	54,674	7,275,469
Eli Lilly & Co.	254,855	58,884,248
Johnson & Johnson	845,004	136,468,146
Merck & Co., Inc.	812,554	61,030,931
Organon & Co.	81,321	2,666,516
Pfizer, Inc.	1,799,699	77,405,054
Viatris, Inc.	388,445	5,263,430
Zoetis, Inc. Class A	152,132	29,534,906
		420,733,714
TOTAL HEALTH CARE		1,554,085,474
INDUSTRIALS - 7.9%
Aerospace & Defense - 1.5%
General Dynamics Corp.	74,477	14,599,726
Howmet Aerospace, Inc.	123,907	3,865,898
Huntington Ingalls Industries, Inc.	12,880	2,486,613
L3Harris Technologies, Inc.	64,502	14,205,920
Lockheed Martin Corp.	79,112	27,301,551
Northrop Grumman Corp.	48,310	17,398,847
Raytheon Technologies Corp.	484,028	41,607,047
Textron, Inc.	71,944	5,022,411
The Boeing Co. (b)	176,865	38,899,688
TransDigm Group, Inc. (b)	16,806	10,496,523
		175,884,224
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	42,279	3,678,273
Expeditors International of Washington, Inc.	54,532	6,496,397
FedEx Corp.	78,952	17,313,384
United Parcel Service, Inc. Class B	233,774	42,570,245
		70,058,299
Airlines - 0.3%
Alaska Air Group, Inc. (b)	40,284	2,360,642
American Airlines Group, Inc. (a)(b)	207,913	4,266,375
Delta Air Lines, Inc. (b)	205,322	8,748,770
Southwest Airlines Co. (b)	189,854	9,764,191
United Airlines Holdings, Inc. (b)	103,765	4,936,101
		30,076,079
Building Products - 0.5%
A.O. Smith Corp.	42,755	2,611,048
Allegion PLC	28,791	3,805,594
Carrier Global Corp.	278,526	14,416,506
Fortune Brands Home & Security, Inc.	44,260	3,957,729
Johnson Controls International PLC	228,619	15,564,382
Masco Corp.	79,334	4,407,004
Trane Technologies PLC	76,272	13,168,361
		57,930,624
Commercial Services & Supplies - 0.4%
Cintas Corp.	28,094	10,694,262
Copart, Inc. (b)	68,345	9,480,818
Republic Services, Inc.	67,441	8,096,966
Rollins, Inc.	72,647	2,566,619
Waste Management, Inc.	124,350	18,572,916
		49,411,581
Construction & Engineering - 0.0%
Quanta Services, Inc.	44,669	5,084,226
Electrical Equipment - 0.5%
AMETEK, Inc.	74,214	9,203,278
Eaton Corp. PLC	127,952	19,104,513
Emerson Electric Co.	191,895	18,076,509
Generac Holdings, Inc. (b)	20,261	8,280,063
Rockwell Automation, Inc.	37,245	10,951,520
		65,615,883
Industrial Conglomerates - 1.1%
3M Co.	185,737	32,581,985
General Electric Co.	352,340	36,301,590
Honeywell International, Inc.	221,615	47,044,432
Roper Technologies, Inc.	33,843	15,098,378
		131,026,385
Machinery - 1.5%
Caterpillar, Inc.	175,734	33,735,656
Cummins, Inc.	46,097	10,351,542
Deere & Co.	91,119	30,531,243
Dover Corp.	46,196	7,183,478
Fortive Corp.	115,043	8,118,585
IDEX Corp. (a)	24,403	5,050,201
Illinois Tool Works, Inc.	92,001	19,010,167
Ingersoll Rand, Inc. (b)	130,057	6,556,173
Otis Worldwide Corp.	136,987	11,271,290
PACCAR, Inc.	111,443	8,795,082
Parker Hannifin Corp.	41,427	11,583,818
Pentair PLC	53,236	3,866,531
Snap-On, Inc.	17,323	3,619,641
Stanley Black & Decker, Inc.	52,311	9,170,641
Westinghouse Air Brake Tech Co.	60,677	5,230,964
Xylem, Inc.	57,863	7,156,496
		181,231,508
Professional Services - 0.4%
Equifax, Inc.	39,114	9,912,270
IHS Markit Ltd.	127,947	14,921,179
Jacobs Engineering Group, Inc.	41,849	5,546,248
Leidos Holdings, Inc.	45,438	4,367,955
Nielsen Holdings PLC	115,216	2,210,995
Robert Half International, Inc.	35,938	3,605,660
Verisk Analytics, Inc.	51,791	10,372,184
		50,936,491
Road & Rail - 0.9%
CSX Corp.	723,703	21,522,927
J.B. Hunt Transport Services, Inc.	27,014	4,517,281
Kansas City Southern	29,189	7,899,711
Norfolk Southern Corp.	79,281	18,967,979
Old Dominion Freight Lines, Inc.	30,112	8,611,430
Union Pacific Corp.	209,332	41,031,165
		102,550,493
Trading Companies & Distributors - 0.2%
Fastenal Co.	184,399	9,516,832
United Rentals, Inc. (b)	23,232	8,152,806
W.W. Grainger, Inc.	14,042	5,519,349
		23,188,987
TOTAL INDUSTRIALS		942,994,780
INFORMATION TECHNOLOGY - 27.3%
Communications Equipment - 0.8%
Arista Networks, Inc. (b)	17,977	6,177,616
Cisco Systems, Inc.	1,352,729	73,629,039
F5 Networks, Inc. (b)	19,358	3,847,983
Juniper Networks, Inc.	104,373	2,872,345
Motorola Solutions, Inc.	54,350	12,626,592
		99,153,575
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	192,066	14,064,993
CDW Corp.	44,134	8,033,271
Corning, Inc.	246,736	9,003,397
IPG Photonics Corp. (b)	11,479	1,818,274
Keysight Technologies, Inc. (b)	59,133	9,714,961
TE Connectivity Ltd.	105,288	14,447,619
Teledyne Technologies, Inc. (b)	14,960	6,426,517
Trimble, Inc. (b)	80,770	6,643,333
Zebra Technologies Corp. Class A (b)	17,141	8,834,814
		78,987,179
IT Services - 4.8%
Accenture PLC Class A	203,554	65,120,996
Akamai Technologies, Inc. (b)	52,266	5,466,501
Automatic Data Processing, Inc.	135,805	27,150,136
Broadridge Financial Solutions, Inc.	37,262	6,209,340
Cognizant Technology Solutions Corp. Class A	168,717	12,520,489
DXC Technology Co. (b)	80,859	2,717,671
Fidelity National Information Services, Inc.	198,277	24,126,345
Fiserv, Inc. (b)	191,308	20,756,918
FleetCor Technologies, Inc. (b)	26,517	6,928,097
Gartner, Inc. (b)	26,850	8,159,178
Global Payments, Inc.	94,293	14,858,691
IBM Corp. (a)	287,714	39,972,106
Jack Henry & Associates, Inc.	23,815	3,907,089
MasterCard, Inc. Class A	279,636	97,223,844
Paychex, Inc.	102,799	11,559,748
PayPal Holdings, Inc. (b)	377,176	98,144,967
The Western Union Co.	130,433	2,637,355
VeriSign, Inc. (b)	31,241	6,404,717
Visa, Inc. Class A (a)	541,721	120,668,353
		574,532,541
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (b)	389,352	40,064,321
Analog Devices, Inc.	172,661	28,917,264
Applied Materials, Inc.	293,380	37,766,807
Broadcom, Inc.	131,691	63,860,917
Enphase Energy, Inc. (b)	43,212	6,480,504
Intel Corp.	1,302,264	69,384,626
KLA Corp.	49,027	16,400,022
Lam Research Corp.	45,742	26,034,059
Microchip Technology, Inc.	87,971	13,502,669
Micron Technology, Inc.	361,360	25,649,333
Monolithic Power Systems, Inc.	13,855	6,715,241
NVIDIA Corp.	799,910	165,709,356
NXP Semiconductors NV	85,106	16,669,712
Qorvo, Inc. (b)	35,676	5,964,670
Qualcomm, Inc.	362,079	46,700,949
Skyworks Solutions, Inc.	53,002	8,733,670
Teradyne, Inc.	52,957	5,781,316
Texas Instruments, Inc.	296,342	56,959,896
Xilinx, Inc.	79,435	11,993,891
		653,289,223
Software - 9.2%
Adobe, Inc. (b)	152,920	88,039,102
ANSYS, Inc. (b)	28,009	9,535,664
Autodesk, Inc. (b)	70,622	20,139,276
Cadence Design Systems, Inc. (b)	88,843	13,454,384
Ceridian HCM Holding, Inc. (b)	43,292	4,875,545
Citrix Systems, Inc.	39,906	4,284,707
Fortinet, Inc. (b)	43,511	12,706,952
Intuit, Inc.	87,713	47,322,041
Microsoft Corp.	2,412,213	680,051,089
NortonLifeLock, Inc.	186,767	4,725,205
Oracle Corp.	528,758	46,070,685
Paycom Software, Inc. (b)	15,430	7,649,423
PTC, Inc. (b)	33,909	4,061,959
Salesforce.com, Inc. (b)	311,852	84,580,499
ServiceNow, Inc. (b)	63,588	39,568,905
Synopsys, Inc. (b)	48,975	14,663,605
Tyler Technologies, Inc. (b)	13,114	6,014,736
		1,087,743,777
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	5,040,739	713,264,559
Hewlett Packard Enterprise Co.	418,979	5,970,451
HP, Inc.	385,621	10,550,591
NetApp, Inc. (a)	71,908	6,454,462
Seagate Technology Holdings PLC (a)	67,216	5,546,664
Western Digital Corp. (b)	98,318	5,549,068
		747,335,795
TOTAL INFORMATION TECHNOLOGY		3,241,042,090
MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	71,057	18,198,408
Albemarle Corp. U.S.	37,556	8,223,637
Celanese Corp. Class A	35,664	5,372,425
CF Industries Holdings, Inc.	68,942	3,848,342
Corteva, Inc.	235,671	9,917,036
Dow, Inc.	239,392	13,779,404
DuPont de Nemours, Inc.	167,901	11,415,589
Eastman Chemical Co.	43,585	4,390,753
Ecolab, Inc.	79,895	16,667,695
FMC Corp. (a)	41,312	3,782,527
International Flavors & Fragrances, Inc.	79,930	10,688,240
Linde PLC	165,764	48,631,842
LyondellBasell Industries NV Class A	84,832	7,961,483
PPG Industries, Inc.	76,198	10,897,076
Sherwin-Williams Co.	77,755	21,750,406
The Mosaic Co.	111,073	3,967,528
		199,492,391
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	20,017	6,839,409
Vulcan Materials Co.	42,580	7,202,833
		14,042,242
Containers & Packaging - 0.4%
Amcor PLC	494,704	5,733,619
Avery Dennison Corp.	26,607	5,513,236
Ball Corp.	104,848	9,433,175
International Paper Co.	125,480	7,016,842
Packaging Corp. of America	30,462	4,186,697
Sealed Air Corp.	48,115	2,636,221
WestRock Co.	85,727	4,271,776
		38,791,566
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	471,272	15,330,478
Newmont Corp.	256,513	13,928,656
Nucor Corp.	94,271	9,284,751
		38,543,885
TOTAL MATERIALS		290,870,084
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	44,499	8,502,424
American Tower Corp.	146,091	38,774,012
AvalonBay Communities, Inc.	44,812	9,932,132
Boston Properties, Inc.	45,646	4,945,744
Crown Castle International Corp.	138,725	24,043,817
Digital Realty Trust, Inc.	90,706	13,102,482
Duke Realty Corp.	121,407	5,811,753
Equinix, Inc.	28,808	22,762,065
Equity Residential (SBI)	109,374	8,850,544
Essex Property Trust, Inc.	20,890	6,679,369
Extra Space Storage, Inc.	42,978	7,219,874
Federal Realty Investment Trust (SBI)	22,462	2,650,291
Healthpeak Properties, Inc.	172,922	5,789,429
Host Hotels & Resorts, Inc. (b)	229,168	3,742,313
Iron Mountain, Inc.	93,016	4,041,545
Kimco Realty Corp.	196,905	4,085,779
Mid-America Apartment Communities, Inc.	37,233	6,953,263
Prologis (REIT), Inc.	237,286	29,762,783
Public Storage	48,925	14,535,618
Realty Income Corp.	124,978	8,106,073
Regency Centers Corp.	49,063	3,303,412
SBA Communications Corp. Class A	35,170	11,626,147
Simon Property Group, Inc.	105,479	13,709,106
UDR, Inc.	89,552	4,744,465
Ventas, Inc.	126,302	6,973,133
Vornado Realty Trust	51,032	2,143,854
Welltower, Inc.	135,635	11,176,324
Weyerhaeuser Co.	240,787	8,564,794
		292,532,545
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	107,762	10,491,708
TOTAL REAL ESTATE		303,024,253
UTILITIES - 2.4%
Electric Utilities - 1.6%
Alliant Energy Corp.	80,390	4,500,232
American Electric Power Co., Inc.	160,613	13,038,563
Duke Energy Corp.	246,938	24,098,679
Edison International	121,946	6,764,345
Entergy Corp.	64,489	6,404,403
Evergy, Inc.	73,530	4,573,566
Eversource Energy	110,268	9,015,512
Exelon Corp.	313,852	15,171,606
FirstEnergy Corp.	174,802	6,226,447
NextEra Energy, Inc.	629,703	49,444,280
NRG Energy, Inc.	78,661	3,211,729
Pinnacle West Capital Corp.	36,237	2,622,109
PPL Corp.	246,944	6,884,799
Southern Co.	339,859	21,061,062
Xcel Energy, Inc.	172,813	10,800,813
		183,818,145
Gas Utilities - 0.0%
Atmos Energy Corp.	41,996	3,704,047
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	213,711	4,879,022
Multi-Utilities - 0.7%
Ameren Corp.	82,525	6,684,525
CenterPoint Energy, Inc.	190,291	4,681,159
CMS Energy Corp.	93,028	5,556,562
Consolidated Edison, Inc.	113,421	8,233,230
Dominion Energy, Inc.	259,500	18,948,690
DTE Energy Co.	62,175	6,945,569
NiSource, Inc.	126,053	3,054,264
Public Service Enterprise Group, Inc.	162,330	9,885,897
Sempra Energy	102,496	12,965,744
WEC Energy Group, Inc.	101,236	8,929,015
		85,884,655
Water Utilities - 0.1%
American Water Works Co., Inc.	58,257	9,847,763
TOTAL UTILITIES		288,133,632
TOTAL COMMON STOCKS (Cost $3,736,948,235)		11,728,493,127

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	120,576,053	120,600,168
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	180,689,422	180,707,491
TOTAL MONEY MARKET FUNDS (Cost $301,305,342)		301,307,659

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $4,038,253,577)	12,029,800,786
NET OTHER ASSETS (LIABILITIES) - (1.4)% (e)	(170,626,949)
NET ASSETS - 100.0%	11,859,173,837

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	614	Dec 2021	131,940,925	(4,922,901)	(4,922,901)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $7,061,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	72,153,345	616,397,087	567,950,611	39,294	347	-	120,600,168	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	55,728,020	1,217,975,273	1,092,995,802	87,472	360	(360)	180,707,491	0.5%
Total	127,881,365	1,834,372,360	1,660,946,413	126,766	707	(360)	301,307,659

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.